CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 347,047	$ 293,157	$ 221,738
Cost of revenues (including share-based compensation expenses of $6, $5 and $10 for 2011, 2012 and 2013, respectively)	(239,948)	(219,655)	(156,222)
Gross profit	107,099	73,502	65,516
Operating expenses:
General and administrative (including share-based compensation expenses of $4,092, $3,156 and $5,368 for 2011, 2012 and 2013, respectively)	(52,716)	(46,427)	(36,425)
Selling and marketing (including share-based compensation expenses of $11, $5 and $4 for 2011, 2012 and 2013, respectively)	(36,308)	(31,336)	(25,940)
Impairment loss on goodwill	(2,923)
Impairment loss on acquired intangible assets	(494)
Total operating expenses	(92,441)	(77,763)	(62,365)
Government subsidies	439	164	357
Income (loss) from operations	15,097	(4,097)	3,508
Interest income	7,279	6,722	3,766
Income before income tax expenses	22,376	2,625	7,274
Income tax expenses	(7,482)	(876)	(2,484)
Net income	14,894	1,749	4,790
Net loss attributable to the noncontrolling interests	1,257	216
Net income attributable to Xueda Education Group ordinary shareholders	$ 16,151	$ 1,965	$ 4,790
Net income per ordinary share:
Net income attributable to Xueda Education Group ordinary shareholders, Basic (in dollars per share)	$ 0.12	$ 0.01	$ 0.03
Net income attributable to Xueda Education Group ordinary shareholders, Diluted (in dollars per share)	$ 0.12	$ 0.01	$ 0.03
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	131,681,540	131,316,004	137,745,176
Diluted (in shares)	134,466,868	131,776,207	142,268,913